CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Balance at Mar. 31, 2013	¥ 1,687,573	¥ 194,039	¥ 229,600	¥ 1,305,044	¥ (36,263)	¥ (48,824)	¥ 1,643,596	¥ 43,977
Contribution to subsidiaries	89,233						0	89,233
Transaction with noncontrolling interests	2,294		239				239	2,055
Comprehensive income, net of tax:
Net income	191,179			187,364			187,364	3,815
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	10,603				9,677		9,677	926
Net change of defined benefit pension plans	3,570				3,357		3,357	213
Net change of foreign currency translation adjustments	32,829				21,810		21,810	11,019
Net change of unrealized gains (losses) on derivative instruments	1,487				1,457		1,457	30
Total other comprehensive income (loss)	48,489						36,301	12,188
Total comprehensive income	239,668						223,665	16,003
Cash dividends	(17,977)			(15,878)			(15,878)	(2,099)
Conversion of convertible bond	49,944	25,066	24,878				49,944	0
Exercise of stock options	863	441	422				863	0
Acquisition of treasury stock	(19)					(19)	(19)	0
Acquisition of Robeco	47,259			(5,471)		24,880	19,409	27,850
Adjustment of redeemable noncontrolling interests to redemption value	(2,851)			(2,851)			(2,851)	0
Other, net	378		310	(36)		104	378	0
Balance at Mar. 31, 2014	2,096,365	219,546	255,449	1,468,172	38	(23,859)	1,919,346	177,019
Contribution to subsidiaries	26,447						0	26,447
Transaction with noncontrolling interests	(41,144)		(505)		96		(409)	(40,735)
Comprehensive income, net of tax:
Net income	250,287			234,948			234,948	15,339
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	9,867				11,679		11,679	(1,812)
Net change of defined benefit pension plans	(14,952)				(13,218)		(13,218)	(1,734)
Net change of foreign currency translation adjustments	27,860				32,284		32,284	(4,424)
Net change of unrealized gains (losses) on derivative instruments	(561)				(506)		(506)	(55)
Total other comprehensive income (loss)	22,214						30,239	(8,025)
Total comprehensive income	272,501						265,187	7,314
Cash dividends	(34,289)			(30,117)			(30,117)	(4,172)
Exercise of stock options	1,014	510	504				1,014	0
Acquisition of treasury stock	(3,423)					(3,423)	(3,423)	0
Disposal of treasury stock	0		(697)	(174)		871	0	0
Adjustment of redeemable noncontrolling interests to redemption value	(220)			(220)			(220)	0
Other, net	820		844	(24)			820	0
Balance at Mar. 31, 2015	2,318,071	220,056	255,595	1,672,585	30,373	(26,411)	2,152,198	165,873
Contribution to subsidiaries	6,801						0	6,801
Transaction with noncontrolling interests	(8,601)		1,918				1,918	(10,519)
Comprehensive income, net of tax:
Net income	270,171			260,169			260,169	10,002
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(3,121)				(3,145)		(3,145)	24
Net change of defined benefit pension plans	(4,123)				(4,436)		(4,436)	313
Net change of foreign currency translation adjustments	(27,876)				(25,197)		(25,197)	(2,679)
Net change of unrealized gains (losses) on derivative instruments	(4,063)				(3,817)		(3,817)	(246)
Total other comprehensive income (loss)	(39,183)						(36,595)	(2,588)
Total comprehensive income	230,988						223,574	7,414
Cash dividends	(83,215)			(76,034)			(76,034)	(7,181)
Exercise of stock options	822	413	409				822	0
Acquisition of treasury stock	(2)					(2)	(2)	0
Disposal of treasury stock	248		(426)	(53)		727	248	0
Adjustment of redeemable noncontrolling interests to redemption value	7,557			7,557			7,557	0
Other, net	150		133	17			150	0
Balance at Mar. 31, 2016	¥ 2,472,819	¥ 220,469	¥ 257,629	¥ 1,864,241	¥ (6,222)	¥ (25,686)	¥ 2,310,431	¥ 162,388